ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

21. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities are as follows:

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)		(Note 3)
Funds raised for CrossFire New Mobile Game	29,549	34,047	4,869
Professional services	2,677	5,139	735
Sales & Marketing Expenses	—	1,626	232
Staff cost related payables	5,018	5,826	833
Office expenses	1,261	479	68
Product development services	655	140	20
Other payables	2,074	2,041	292
Hosting service fee	2	—	—
Others	430	511	74
Total	41,666	49,809	7,123

The Group has financed the early phase development of CrossFire New Mobile Game through fundraising from the Inner Mongolia Culture Assets and Equity Exchange. As of December 31, 2022, the Group had raised RMB57.5 million (US$8.2 million). The Group does not plan to finance the remaining RMB100.0 million (US$14.3 million) from the planned fundraising arrangement, and due to non-recovery of the advance financing fee, the Group fully impaired the advance financing fee in 2018.

In April 2020, Inner Mongolia Culture Assets filed a civil claim against the Group to recover RMB57.5 million in principal and RMB4.6 million in interest. In October 2020, the Intermediate Court of Changsha City rejected all claims. As of the filing date, no appeal had been filed.

In April 2022, the Group negotiated and intended to sign another settlement deed pursuant to which the Group agreed to pay Splendid Days and a third-party total of approximately USD 8.6 million in order to settle outstanding claims under the Convertible Notes. The Group recorded other payables for such estimated settlement amounts for RMB17.2 million (US$2.5 million) as of December 31, 2022. Upon the satisfaction of certain conditions set forth in the foregoing settlement deed, the arbitration proceeding would be terminated. After the final payment of USD 3 million lawsuit dues in 2023, all outstanding claims under the Convertible Notes had been settled.

In late 2021, the Group sold its entire equity interest in Niulian Technology (Shaoxing) Co. Ltd. (“Niulian”) to 51miner Limited. As of December 31, 2025, the remaining payable to Niulian is RMB 1.5 million (US$0.2 million), included in other payables.